Note 7 - Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value
		$
Outstanding at December 31, 2016	-	-
Granted	1,141,477	20.76
Vested	(434,615)	22.19
Forfeited	(318,700)	19.80
Outstanding at December 31, 2017	388,162	19.93
Granted	9,815	19.50
Vested	(147,727)	19.88
Forfeited	(95,000)	19.96
Outstanding at December 31, 2018	155,250	19.94
Expected to vest at December 31, 2018	125,250	19.97

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Numbers of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Average intrinsic value
		$	$	Years	$
Outstanding at December 31, 2016	-	-
Granted	343,000	29.00	19.91
Outstanding at December 31, 2017	343,000	29.00		9.98	27
Granted	130,000	25.08	14.49
Forfeited	7,100	29.00	19.91
Outstanding at December 31, 2018	465,900	27.91		9.12	-
Exercisable as of December 31, 2018	335,900	29.00		8.98	-
Vested and expected to vest at December 31, 2018	441,400	28.00		9.11	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,
	2017	2018
Fair value of ordinary share	34.00	24.87	~	26.09
Risk-free interest rate	2.28%	2.73%	~	2.89%
Expected term (years)	5.5	5.9	~	6.2
Expected volatility	60%		60%
Expected dividend yield	0%		0%
Contractual life (years)	10		10

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	December 31,
	2017	2018
Research and development	17,753	6,821
General and administrative	4,930	(261)
Total	22,683	6,560